Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 0.445	$ 0.405	$ 0.89	$ 0.81
Dividends declared	$ 217	$ 200	$ 433	$ 400
Dividends reinvested	(7)	(6)	(14)	(12)
Dividends paid	$ 210	$ 194	$ 419	$ 388